Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

December 31, 2020	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	995	(567)	428
Facilities & leasehold improvements	3,545	(3,038)	507
Machinery and equipment	16,689	(13,859)	2,830
Computer and R&D equipment	402	(347)	55
Operating lease right-of-use assets	290	(99)	191
Other tangible assets	118	(99)	19
Construction in progress	480	—	480
Total	22,605	(18,009)	4,596

December 31, 2019	Gross Cost	Accumulated Depreciation	Net Cost
Land	78	—	78
Buildings	905	(505)	400
Facilities & leasehold improvements	3,193	(2,762)	431
Machinery and equipment	15,336	(12,790)	2,546
Computer and R&D equipment	382	(335)	47
Operating lease right-of-use assets	266	(60)	206
Other tangible assets	110	(93)	17
Construction in progress	282	—	282
Total	20,552	(16,545)	4,007

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating and not ready for their intended use.

The depreciation charge was $844 million, $785 million and $727 million in 2020, 2019 and 2018, respectively.

Tax incentives and capital investment funding, which reduced property, plant and equipment totaled $10 million, $54 million and $149 million for the years ended December 31, 2020, 2019 and 2018, respectively.  Tax incentives and public funding reduced depreciation charges by $59 million, $53 million and $42 million in 2020, 2019 and 2018, respectively.

For the years ended December 31, 2020, 2019 and 2018 the Company sold property, plant and equipment for cash proceeds of $4 million, $7 million and $1 million, respectively.

There was no impairment recognized for the years ended December 31, 2020 and 2018.  For the year ended December 31, 2019, the Company recorded impairment charges of $3 million on long-lived assets.